Income Taxes (Details 1) - USD ($)	12 Months Ended
	Aug. 31, 2015	Aug. 31, 2014
Income Taxes Details 1
Income tax benefit at statutory rate	$ 2,751,533	$ 1,323,410
Permanent differences	(2,046,348)	(601)
Research and development credit	54,380	49,702
Change in valuation allowance	$ (759,565)	$ (1,372,511)
Income tax expense benefit